INCOME TAXES (Schedule of profit (loss) before taxes on income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Domestic	$ (21,743)	$ (12,219)	$ (6,671)
Foreign	120	64	34
Profit (loss) before taxes	$ (21,623)	$ (12,155)	$ (6,637)